Allowance for Credit Losses (Parenthetical) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Financing Receivable, Allowance for Credit Loss [Line Items]
Cash recoveries, recoveries against write off cases	₨ 36,181.4	$ 476.9	₨ 28,919.8	$ 395.4	₨ 25,658.9
Retail Loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Recoveries of loans	35,385.3		28,605.8		22,548.7
Wholesale loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Recoveries of loans	₨ 796.1		₨ 314.0		₨ 3,110.2